SHARE-BASED COMPENSATION - (Details)						1 Months Ended	12 Months Ended
	Jun. 17, 2020 shares	Jan. 21, 2019 shares	Sep. 04, 2018 shares	Jan. 24, 2018 shares	Jun. 06, 2017 shares	Feb. 28, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2020 CNY (¥) shares	Aug. 31, 2016 shares	Nov. 30, 2015 shares	Dec. 31, 2013 shares	Sep. 30, 2011 shares	Dec. 31, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted		15,000,000	30,000,000
Number of awards granted						32,190,000
Share-based Compensation							$ 8,437,766	¥ 55,056,426		¥ 21,750,533		¥ 3,898,328
Directors, officers and consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options canceled		15,000,000	6,200,000
2004 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options canceled					10,806,665
Maximum aggregate number of ordinary shares approved for issuance											100,000,000	100,000,000			34,449,614	14,449,614	6,449,614
Stock options contractual term							5 years	5 years
Options to purchase ordinary share, outstanding shares							50,000							50,000
Options to purchase ordinary shares, available for future grants							33,352,118							33,352,118
Number of options exercised					6,328,535
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options canceled			4,700,000				0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				5,750,000			0	0
Total instrinsic value of options exercised							$ 0	¥ 0	$ 0		$ 0
Options to purchase ordinary share, outstanding shares							50,000		50,000	50,000				50,000
Number of options exercised							0	0
Fair value of options granted | $ / shares							$ 0.51
Share options granted				5,750,000			0	0
Shares vested period				36 months
Share options forfeited			1,000,000
Stock options and ordinary shares granted by Red 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options canceled							0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							0	0
Maximum aggregate number of ordinary shares approved for issuance																		22,855,591	13,626,955
Total instrinsic value of options exercised | $							$ 0		$ 0		$ 0		$ 0
Options to purchase ordinary share, outstanding shares							5,111,250		5,111,250	5,111,250				5,111,250
Options to purchase ordinary shares, available for future grants							15,480,087							15,480,087
Share-based Compensation | ¥								¥ 0		¥ 50,000		¥ 40,000
Number of options exercised							0	0
Share options granted							0	0
Unrecognized compensation cost | ¥														¥ 0
Stock award term							10 years	10 years
Option granted							38,191,879	38,191,879
Maximum exercisable period for stock options granted to a person who is a greater than 10% shareholder on date of grant							5 years	5 years
Stock options and ordinary shares granted by Red 5 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, exercise price | $ / shares							$ 0.2450
Stock options and ordinary shares granted by Red 5 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares							0.0178
Stock options, exercise price | $ / shares							$ 0.0001
Performance conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options canceled							1,000,000	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							0	0
Total instrinsic value of options exercised | ¥								¥ 0
Options to purchase ordinary share, outstanding shares							0		1,000,000	1,000,000				0
Share-based Compensation							$ 8,400,000	¥ 55,100,000		¥ 21,300,000		¥ 3,900,000
Number of options exercised							0	0
Fair value of options granted | $ / shares							$ 0.51
Share options granted							0	0
Unrecognized compensation cost							$ 700,000							¥ 4,400,000
Restricted shares | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted	29,100,000
Performance based Restricted Shares | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted	15,600,000
Time based Restricted Shares | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted	13,500,000
Lock in period	6 months